Provision for Site Reclamation and Closure (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Accretion	$ 40	$ 39
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Opening balance	1,891	1,662
Accretion	40	39
Change in estimate	203	190
Closing balance	$ 2,134	$ 1,891